Summary of Significant Accounting Policies (FY) (Details) - USD ($)	3 Months Ended								6 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019
Cash and cash equivalents [Abstract]
Cash equivalents	$ 153,781,268								$ 221,060,045		$ 153,781,268				$ 225,433,349
Payment of franchise taxes and income taxes															$ 265,057
Net loss per common share [Abstract]
Common stock, subject to possible redemption (in shares)	13,471,011				20,866,262				20,869,316		13,471,011		20,866,262		20,846,454
Shares excluded from the computation of net loss per common share (in shares)											27,962,493				27,962,493
Reconciliation of net loss per common share [Abstract]
Net (loss) income	$ (617,905)		$ (418,925)	$ 365,235	$ 815,158		$ 842,931	$ 790,254	$ 307,638		$ (671,595)		$ 2,448,343		$ 2,872,889
Less: Income attributable to common stock subject to possible redemption	0				(879,363)				(353,013)		(228,483)		(2,703,586)		(3,185,186)
Adjusted net loss	$ (617,905)				$ (64,205)				$ (45,375)		$ (900,078)		$ (255,243)		$ (312,297)
Weighted average shares outstanding, basic and diluted (in shares)	6,816,278	[1]			6,699,373	[1]			5,338,303	[2]	6,753,460	[1]	6,695,791	[1]	6,695,864	[2]
Basic and diluted net loss per share (in dollars per share)	$ (0.09)	[3]			$ (0.01)	[3]			$ (0.01)	[4]	$ (0.13)	[3]	$ (0.04)	[3]	$ (0.05)	[4]
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0										$ 0				$ 0
Accrued interest and penalties	$ 0										$ 0				$ 0

[1]	Excludes an aggregate of 13,471,011 and 20,866,262 shares subject to possible redemption as of September 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of 20,846,454 and 20,869,316 shares subject to possible redemption as of December 31, 2019 and December 31, 2018, respectively.
[3]	Excludes income of $0, $228,483, $879,363, and $2,703,586 attributable to common stock subject to possible redemption for the Three and Nine Months Ended September 30, 2020 and 2019, respectively (see Note 2).
[4]	Excludes income of $3,185,186 and $353,013 attributable to common stock subject to possible redemption for the Year Ended December 31, 2019 and the Period from June 18, 2018 (inception) through December 31, 2018, respectively (see Note 2).